EATON VANCE GROWTH TRUST
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260






                                  CERTIFICATION


         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the "Registrant") (1933 Act File No. 002-22019) certifies (a) that the forms of prospectuses and statements of additional information dated January 1, 1998 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 70 ("Amendment No. 70") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 70 was filed electronically with the Commission (Accession No. 0000950156-97-001003) on December 19, 1997.

                     Eaton Vance Asian Small Companies Fund
                     Eaton Vance Greater China Growth Fund
                            Eaton Vance Growth Fund
                        Eaton Vance Information Age Fund
                Eaton Vance Worldwide Developing Resources Fund
                   Eaton Vance Worldwide Health Sciences Fund


                                          EATON VANCE GROWTH TRUST



                                          By: /S/ ERIC G. WOODBURY
                                          Eric G. Woodbury, Esq.
                                          Assistant Secretary

Date:  January 5, 1998